UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

July 31, 2017

AEA-QTLY-0917
1.804857.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 0.8%
SpeedCast International Ltd.	349,347	$964,198
Woodside Petroleum Ltd.	49,092	1,145,611

TOTAL AUSTRALIA		2,109,809

Bermuda - 3.2%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,891,317
Hongkong Land Holdings Ltd.	267,100	2,008,592
Man Wah Holdings Ltd.	1,570,400	1,357,121
PAX Global Technology Ltd.	515,000	341,540
Tai Cheung Holdings Ltd.	811,000	883,598
Vtech Holdings Ltd.	112,500	1,627,554

TOTAL BERMUDA		9,109,722

Cayman Islands - 18.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	95,200	14,751,240
China Biologic Products Holdings, Inc. (a)(b)	14,800	1,472,600
China State Construction International Holdings Ltd.	770,000	1,244,098
Cogobuy Group (a)	288,000	171,824
Ctrip.com International Ltd. ADR (a)	37,600	2,245,848
Haitian International Holdings Ltd.	305,000	874,686
International Housewares Retail Co. Ltd.	2,759,000	519,246
JD.com, Inc. sponsored ADR (a)	66,600	3,008,322
Lee's Pharmaceutical Holdings Ltd.	1,068,000	846,382
NetEase, Inc. ADR	8,100	2,521,368
Silergy Corp.	107,000	2,089,394
SITC International Holdings Co. Ltd.	1,369,000	1,139,256
Tencent Holdings Ltd.	477,200	19,046,950
Value Partners Group Ltd.	905,000	842,340
Xinyi Glass Holdings Ltd.	1,088,000	1,125,498

TOTAL CAYMAN ISLANDS		51,899,052

China - 14.5%
China Construction Bank Corp. (H Shares)	6,452,000	5,369,232
China Pacific Insurance (Group) Co. Ltd. (H Shares)	466,200	2,059,187
China Telecom Corp. Ltd. (H Shares)	2,964,000	1,411,645
Gree Electric Appliances, Inc. of Zhuhai Class A	507,100	2,958,218
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	688,548	3,070,882
Huaneng Renewables Corp. Ltd. (H Shares)	3,478,000	1,059,769
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	436,001	1,337,194
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	438,264	3,335,903
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	239,510	3,183,236
Kweichow Moutai Co. Ltd. (A Shares)	53,883	3,854,811
PICC Property & Casualty Co. Ltd. (H Shares)	775,060	1,444,778
Qingdao Port International Co. Ltd.	696,000	393,855
Shanghai International Airport Co. Ltd. (A Shares)	342,300	1,905,752
Shenzhen Expressway Co. (H Shares)	1,580,000	1,411,942
Shenzhen Inovance Technology Co. Ltd. Class A	394,497	1,456,810
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	580,398	1,478,919
Weifu High-Technology Co. Ltd. (B Shares)	332,368	770,198
Yunnan Baiyao Group Co. Ltd.	218,468	2,859,729
Zhengzhou Yutong Bus Co. Ltd.	480,360	1,578,931

TOTAL CHINA		40,940,991

Hong Kong - 7.5%
AIA Group Ltd.	987,400	7,780,825
China Resources Beer Holdings Co. Ltd.	516,000	1,304,071
CNOOC Ltd. sponsored ADR	11,800	1,326,910
CSPC Pharmaceutical Group Ltd.	1,910,000	2,978,415
Dah Sing Banking Group Ltd.	531,600	1,139,318
Power Assets Holdings Ltd.	279,000	2,764,710
Sino Land Ltd.	750,000	1,238,670
Techtronic Industries Co. Ltd.	556,500	2,475,851

TOTAL HONG KONG		21,008,770

India - 16.2%
Adani Ports & Special Economic Zone Ltd.	226,791	1,398,980
Amara Raja Batteries Ltd.	119,955	1,559,527
Asian Paints Ltd.	115,523	2,091,042
Axis Bank Ltd.	359,304	2,910,038
Bajaj Corp. Ltd.	130,804	819,105
Bharat Petroleum Corp. Ltd.	296,445	2,176,224
Bharti Infratel Ltd.	267,845	1,675,179
CCL Products (India) Ltd. (a)	129,295	571,231
Gujarat Gas Ltd. (a)	100,016	1,182,411
Havells India Ltd.	227,067	1,672,753
HCL Technologies Ltd.	74,819	1,040,914
HDFC Bank Ltd.	120,436	3,447,728
Housing Development Finance Corp. Ltd.	173,617	4,840,203
Indian Oil Corp. Ltd.	126,541	724,880
Indraprastha Gas Ltd.	131,313	2,412,452
Petronet LNG Ltd.	585,148	1,859,472
Power Grid Corp. of India Ltd.	584,242	2,032,740
Redington India Ltd.	132,715	308,214
Reliance Industries Ltd.	221,786	5,581,626
Sterlite Optical Technologies Ltd. (a)	353,809	1,166,500
Sun Pharmaceutical Industries Ltd.	241,129	1,997,448
Torrent Pharmaceuticals Ltd.	41,324	848,662
UPL Ltd.	145,850	1,993,336
Vakrangee Ltd. (a)	141,400	972,153
VST Industries Ltd.	8,218	397,007

TOTAL INDIA		45,679,825

Indonesia - 2.9%
PT Bank Central Asia Tbk	2,354,300	3,304,219
PT Bank Rakyat Indonesia Tbk	2,753,300	3,053,138
PT Gudang Garam Tbk	321,800	1,837,960

TOTAL INDONESIA		8,195,317

Israel - 0.3%
Sarine Technologies Ltd.	803,000	900,683
Japan - 1.7%
Disco Corp.	12,000	2,130,165
KDDI Corp.	35,100	930,044
Olympus Corp.	34,400	1,251,249
Welcia Holdings Co. Ltd.	12,400	471,840

TOTAL JAPAN		4,783,298

Korea (South) - 11.2%
Coway Co. Ltd.	17,998	1,592,594
Hanon Systems	126,761	1,160,157
Hyundai Fire & Marine Insurance Co. Ltd.	35,189	1,426,494
Hyundai Mipo Dockyard Co. Ltd. (a)	11,912	1,143,406
KB Financial Group, Inc.	49,072	2,607,107
Korea Zinc Co. Ltd.	2,802	1,234,703
LG Household & Health Care Ltd.	2,218	1,962,648
Loen Entertainment, Inc.	23,857	1,908,671
LS Industrial Systems Ltd.	26,101	1,347,076
Osstem Implant Co. Ltd. (a)	25,066	1,345,138
Samsung Electronics Co. Ltd.	7,410	15,945,658

TOTAL KOREA (SOUTH)		31,673,652

Malaysia - 0.2%
Bursa Malaysia Bhd	213,600	516,851
Multi-National - 1.2%
HKT Trust/HKT Ltd. unit	2,487,500	3,261,126
Philippines - 1.4%
Ayala Land, Inc.	1,483,800	1,235,862
Bank of the Philippine Islands (BPI)	900,190	1,867,288
Robinsons Land Corp.	1,488,700	758,727

TOTAL PHILIPPINES		3,861,877

Singapore - 1.1%
UOL Group Ltd.	321,000	1,868,937
Wing Tai Holdings Ltd.	771,400	1,161,241

TOTAL SINGAPORE		3,030,178

Taiwan - 13.1%
Advanced Semiconductor Engineering, Inc.	1,258,104	1,686,858
CTCI Corp.	960,000	1,564,812
E.SUN Financial Holdings Co. Ltd.	2,706,040	1,724,049
ECLAT Textile Co. Ltd.	80,580	926,759
Fubon Financial Holding Co. Ltd.	1,102,000	1,710,563
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,239,035	4,818,435
Largan Precision Co. Ltd.	15,000	2,735,442
Micro-Star International Co. Ltd.	522,000	1,354,476
Nien Made Enterprise Co. Ltd.	171,000	2,085,538
PChome Online, Inc.	82,943	581,969
Taiwan Semiconductor Manufacturing Co. Ltd.	2,120,393	14,979,431
United Microelectronics Corp.	1,267,000	581,174
Voltronic Power Technology Corp.	118,000	2,023,002

TOTAL TAIWAN		36,772,508

Thailand - 2.2%
Bangkok Bank PCL (For. Reg.)	222,300	1,232,532
Delta Electronics PCL (For. Reg.)	118,500	316,045
Kasikornbank PCL (For. Reg.)	421,200	2,506,201
PTT Global Chemical PCL (For. Reg.)	400,400	863,333
Thai Beverage PCL	1,933,100	1,362,292

TOTAL THAILAND		6,280,403

TOTAL COMMON STOCKS
(Cost $185,377,408)		270,024,062

Nonconvertible Preferred Stocks - 0.6%
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.
(Cost $1,894,755)	1,072	1,848,350

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.11% (c)	10,217,647	10,219,690
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	733,577	733,650
TOTAL MONEY MARKET FUNDS
(Cost $10,953,340)		10,953,340
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $198,225,503)		282,825,752
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,181,896)
NET ASSETS - 100%		$281,643,856

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,850
Fidelity Securities Lending Cash Central Fund	869
Total	$26,719

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$22,305,845	$22,305,845	$--	$--
Consumer Staples	17,101,395	17,101,395	--	--
Energy	12,814,723	12,814,723	--	--
Financials	49,782,091	43,727,256	6,054,835	--
Health Care	18,414,445	18,414,445	--	--
Industrials	21,615,569	21,615,569	--	--
Information Technology	93,914,712	57,620,299	36,294,413	--
Materials	6,182,414	6,182,414	--	--
Real Estate	9,155,627	9,155,627	--	--
Telecommunication Services	8,242,192	7,312,148	930,044	--
Utilities	12,343,399	9,930,947	2,412,452	--
Money Market Funds	10,953,340	10,953,340	--	--
Total Investments in Securities:	$282,825,752	$237,134,008	$45,691,744	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $198,310,617. Net unrealized appreciation aggregated $84,515,135, of which $88,720,824 related to appreciated investment securities and $4,205,689 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

July 31, 2017

AVLF-QTLY-0917
1.804852.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Media - 6.0%
CBS Corp. Class B	9,400	$618,802
Lions Gate Entertainment Corp. Class B (a)	17,350	477,299
Time Warner, Inc.	3,700	378,954
Twenty-First Century Fox, Inc. Class A	21,600	628,560
		2,103,615
Specialty Retail - 0.9%
Cabela's, Inc. Class A (a)	5,200	296,296
Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	4,800	572,592

TOTAL CONSUMER DISCRETIONARY		2,972,503

CONSUMER STAPLES - 7.4%
Beverages - 1.9%
C&C Group PLC	182,102	659,651
Food & Staples Retailing - 2.1%
CVS Health Corp.	9,100	727,363
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
		728,137
Food Products - 2.4%
Kellogg Co.	5,000	340,000
The J.M. Smucker Co.	4,300	524,170
		864,170
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	5,400	337,608

TOTAL CONSUMER STAPLES		2,589,566

ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
GasLog Partners LP	24,000	594,000
Golar LNG Partners LP	19,400	436,694
Teekay Corp. (b)	69,800	684,040
Teekay LNG Partners LP	29,000	546,650
Teekay Offshore Partners LP	137,400	355,866
		2,617,250
FINANCIALS - 29.6%
Banks - 10.4%
JPMorgan Chase & Co.	11,925	1,094,715
U.S. Bancorp	20,271	1,069,903
Wells Fargo & Co.	27,826	1,500,934
		3,665,552
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	2,100	473,193
Consumer Finance - 2.8%
Capital One Financial Corp.	5,000	430,900
Discover Financial Services	9,300	566,742
		997,642
Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc. Class B (a)	11,500	2,012,156
Insurance - 9.3%
Allstate Corp.	8,040	731,640
Chubb Ltd.	5,600	820,176
Prudential PLC	37,731	920,655
The Travelers Companies, Inc.	6,200	794,158
		3,266,629

TOTAL FINANCIALS		10,415,172

HEALTH CARE - 18.2%
Biotechnology - 5.1%
Amgen, Inc.	7,500	1,308,825
Dyax Corp. rights 12/31/19 (a)	15,500	50,840
Shire PLC sponsored ADR	2,519	422,033
		1,781,698
Health Care Providers & Services - 6.8%
Anthem, Inc.	3,600	670,356
Cigna Corp.	5,900	1,024,004
McKesson Corp.	4,400	712,228
		2,406,588
Pharmaceuticals - 6.3%
Allergan PLC	3,000	756,990
Bayer AG	4,100	520,061
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,500	949,015
		2,226,066

TOTAL HEALTH CARE		6,414,352

INDUSTRIALS - 5.1%
Aerospace & Defense - 2.3%
United Technologies Corp.	6,800	806,276
Professional Services - 2.8%
Dun & Bradstreet Corp.	5,000	553,800
Nielsen Holdings PLC	10,000	430,100
		983,900

TOTAL INDUSTRIALS		1,790,176

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	18,964	596,418
Internet Software & Services - 6.3%
Alphabet, Inc. Class A (a)	1,742	1,647,061
VeriSign, Inc. (a)(b)	5,500	556,435
		2,203,496
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A	8,000	554,560
The Western Union Co.	31,100	614,225
		1,168,785
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	3,200	353,056
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	7,100	1,055,983

TOTAL INFORMATION TECHNOLOGY		5,377,738

MATERIALS - 2.2%
Chemicals - 2.2%
LyondellBasell Industries NV Class A	4,600	414,414
Monsanto Co.	3,200	373,824
		788,238
REAL ESTATE - 2.3%
Real Estate Management & Development - 2.3%
CBRE Group, Inc. (a)	20,900	793,991
UTILITIES - 3.3%
Electric Utilities - 3.3%
Exelon Corp.	17,800	682,452
Xcel Energy, Inc.	10,300	487,293
		1,169,745
TOTAL COMMON STOCKS
(Cost $30,442,133)		34,928,731

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.11% (c)	535,821	535,929
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	1,255,461	1,255,587
TOTAL MONEY MARKET FUNDS
(Cost $1,791,558)		1,791,516
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $32,233,691)		36,720,247
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(1,552,262)
NET ASSETS - 100%		$35,167,985

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,701
Fidelity Securities Lending Cash Central Fund	6,572
Total	$17,273

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,972,503	$2,972,503	$--	$--
Consumer Staples	2,589,566	2,588,792	--	774
Energy	2,617,250	2,617,250	--	--
Financials	10,415,172	9,494,517	920,655	--
Health Care	6,414,352	6,363,512	--	50,840
Industrials	1,790,176	1,790,176	--	--
Information Technology	5,377,738	5,377,738	--	--
Materials	788,238	788,238	--	--
Real Estate	793,991	793,991	--	--
Utilities	1,169,745	1,169,745	--	--
Money Market Funds	1,791,516	1,791,516	--	--
Total Investments in Securities:	$36,720,247	$35,747,978	$920,655	$51,614

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $32,447,461. Net unrealized appreciation aggregated $4,272,786, of which $5,633,696 related to appreciated investment securities and $1,360,910 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

July 31, 2017

FAEM-QTLY-0917
1.804858.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	33,200	$2,882,092
Telecom Argentina SA Class B sponsored ADR	88,417	2,333,325

TOTAL ARGENTINA		5,215,417

Australia - 0.5%
Amcor Ltd.	235,427	2,889,160
Bermuda - 0.7%
Credicorp Ltd. (United States)	22,314	4,131,214
Brazil - 6.4%
BB Seguridade Participacoes SA	387,200	3,408,418
BM&F BOVESPA SA	616,000	4,047,602
Drogasil SA	120,500	2,666,314
Equatorial Energia SA	179,600	3,265,612
Estacio Participacoes SA	564,400	3,692,260
IRB Brasil Resseguros SA	323,500	3,038,567
Kroton Educacional SA	765,100	3,699,940
Qualicorp SA	330,600	3,477,377
Smiles SA	146,400	3,055,839
Ultrapar Participacoes SA	144,400	3,426,684
Weg SA	501,430	3,045,548

TOTAL BRAZIL		36,824,161

Cayman Islands - 16.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	148,900	23,072,055
Baidu.com, Inc. sponsored ADR (a)	40,430	9,151,331
China Biologic Products Holdings, Inc. (a)	27,700	2,756,150
Ctrip.com International Ltd. ADR (a)	88,600	5,292,078
JD.com, Inc. sponsored ADR(a)	142,400	6,432,208
Momo, Inc. ADR (a)(b)	73,600	3,233,248
NetEase, Inc. ADR	18,700	5,820,936
New Oriental Education & Technology Group, Inc. sponsored ADR	50,100	3,990,966
Shenzhou International Group Holdings Ltd.	449,000	3,003,566
SINA Corp.	31,300	2,967,553
Tencent Holdings Ltd.	726,600	29,001,500

TOTAL CAYMAN ISLANDS		94,721,591

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	89,700	3,687,567
China - 6.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	501,300	2,924,384
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	538,219	2,400,424
Hangzhou Robam Appliances Co. Ltd. Class A	496,800	2,977,159
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	986,361	3,025,121
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	391,294	2,978,385
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	229,200	3,046,209
Kweichow Moutai Co. Ltd. (A Shares)	44,075	3,153,143
Midea Group Co. Ltd. Class A	494,232	3,027,162
Shanghai International Airport Co. Ltd. (A Shares)	487,187	2,712,409
Shenzhen Inovance Technology Co. Ltd. Class A	774,000	2,858,250
Wuliangye Yibin Co. Ltd. Class A	387,000	3,208,052
Yunnan Baiyao Group Co. Ltd.	209,352	2,740,401

TOTAL CHINA		35,051,099

France - 1.5%
Dassault Systemes SA	30,153	2,958,769
Kering SA	7,900	2,763,522
LVMH Moet Hennessy - Louis Vuitton SA	10,647	2,674,405

TOTAL FRANCE		8,396,696

Germany - 0.6%
adidas AG	13,912	3,178,522
Greece - 0.5%
Titan Cement Co. SA (Reg.)	102,800	2,868,343
Hong Kong - 2.1%
AIA Group Ltd.	398,200	3,137,862
CSPC Pharmaceutical Group Ltd.	2,356,000	3,673,898
Guangdong Investment Ltd.	2,010,000	2,830,696
Techtronic Industries Co. Ltd.	592,000	2,633,789

TOTAL HONG KONG		12,276,245

India - 11.8%
Adani Ports & Special Economic Zone Ltd.	573,897	3,540,134
Amara Raja Batteries Ltd.	194,717	2,531,503
Asian Paints Ltd.	190,080	3,440,572
Bharat Petroleum Corp. Ltd.	452,186	3,319,530
Eicher Motors Ltd.	7,323	3,432,294
Godrej Consumer Products Ltd.	216,941	3,506,109
HDFC Bank Ltd.	111,733	3,198,587
Hero Motocorp Ltd.	50,499	2,876,468
Housing Development Finance Corp. Ltd.	287,578	8,017,279
Indraprastha Gas Ltd.	162,175	2,979,441
IndusInd Bank Ltd.	130,542	3,347,452
ITC Ltd.	1,043,700	4,638,757
Kotak Mahindra Bank Ltd.	185,551	2,953,696
LIC Housing Finance Ltd.	272,432	2,930,830
Maruti Suzuki India Ltd.	36,549	4,413,471
Power Grid Corp. of India Ltd.	814,025	2,832,218
Reliance Industries Ltd.	259,481	6,530,285
UPL Ltd.	234,242	3,201,392

TOTAL INDIA		67,690,018

Indonesia - 2.4%
PT Bank Central Asia Tbk	3,426,600	4,809,173
PT Bank Rakyat Indonesia Tbk	3,866,200	4,287,234
PT Telkomunikasi Indonesia Tbk Series B	13,396,200	4,708,349

TOTAL INDONESIA		13,804,756

Israel - 1.8%
Check Point Software Technologies Ltd. (a)	27,000	2,856,060
Elbit Systems Ltd. (Israel)	22,000	2,781,158
Frutarom Industries Ltd.	42,976	3,043,467
NICE Systems Ltd.	25,600	1,902,074

TOTAL ISRAEL		10,582,759

Kenya - 0.5%
Safaricom Ltd.	13,306,400	3,135,284
Korea (South) - 7.1%
Coway Co. Ltd.	17,907	1,584,542
LG Household & Health Care Ltd.	4,425	3,915,562
NAVER Corp.	6,735	4,829,035
Samsung Electronics Co. Ltd.	14,226	30,613,074

TOTAL KOREA (SOUTH)		40,942,213

Luxembourg - 0.5%
Eurofins Scientific SA	5,100	2,839,984
Mexico - 5.6%
CEMEX S.A.B. de CV sponsored ADR	471,956	4,582,693
Embotelladoras Arca S.A.B. de CV	430,400	3,190,799
Fomento Economico Mexicano S.A.B. de CV unit	498,600	5,035,153
Gruma S.A.B. de CV Series B	225,575	3,115,666
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	293,921	3,365,748
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	167,145	3,570,110
Grupo Aeroportuario Norte S.A.B. de CV	448,900	2,841,541
Grupo Cementos de Chihuahua S.A.B. de CV	616,771	3,220,617
Promotora y Operadora de Infraestructura S.A.B. de CV	278,085	3,053,507

TOTAL MEXICO		31,975,834

Netherlands - 1.5%
ASML Holding NV (Netherlands)	18,400	2,774,740
X5 Retail Group NV GDR (Reg. S) (a)	75,100	2,904,868
Yandex NV Series A (a)	96,200	2,787,876

TOTAL NETHERLANDS		8,467,484

Panama - 0.5%
Copa Holdings SA Class A	21,800	2,735,028
Philippines - 2.8%
Ayala Corp.	198,820	3,410,528
Ayala Land, Inc.	4,281,200	3,565,827
D&L Industries, Inc.	10,254,800	2,493,235
SM Investments Corp.	207,839	3,326,182
SM Prime Holdings, Inc.	4,971,100	3,440,515

TOTAL PHILIPPINES		16,236,287

Russia - 1.8%
NOVATEK OAO GDR (Reg. S)	34,800	3,640,080
Sberbank of Russia	2,359,490	6,499,287

TOTAL RUSSIA		10,139,367

South Africa - 6.2%
Bidcorp Ltd.	154,215	3,701,745
Capitec Bank Holdings Ltd.	51,900	3,385,989
Discovery Ltd.	298,262	3,175,502
FirstRand Ltd.	1,119,900	4,406,944
Mondi Ltd.	121,620	3,157,990
Naspers Ltd. Class N	65,900	14,567,493
Sanlam Ltd.	703,900	3,543,869

TOTAL SOUTH AFRICA		35,939,532

Spain - 0.5%
Amadeus IT Holding SA Class A	45,600	2,810,265
Switzerland - 1.0%
Nestle SA (Reg. S)	31,323	2,643,960
Sika AG	420	2,894,979

TOTAL SWITZERLAND		5,538,939

Taiwan - 5.3%
Advantech Co. Ltd.	372,087	2,813,943
Largan Precision Co. Ltd.	28,200	5,142,630
Taiwan Semiconductor Manufacturing Co. Ltd.	3,228,000	22,804,076

TOTAL TAIWAN		30,760,649

Thailand - 1.2%
Airports of Thailand PCL (For. Reg.)	2,475,700	3,831,489
Thai Beverage PCL	4,033,400	2,842,414

TOTAL THAILAND		6,673,903

Turkey - 1.4%
Koc Holding A/S	669,000	3,113,706
Tofas Turk Otomobil Fabrikasi A/S	327,901	2,878,981
Turkcell Iletisim Hizmet A/S	569,000	2,079,174

TOTAL TURKEY		8,071,861

United Kingdom - 2.8%
British American Tobacco PLC (United Kingdom)	46,538	2,894,931
InterContinental Hotel Group PLC	31,668	1,792,898
NMC Health PLC	97,600	2,914,143
Prudential PLC	121,783	2,971,566
Reckitt Benckiser Group PLC	29,400	2,858,484
Unilever PLC	49,900	2,845,934

TOTAL UNITED KINGDOM		16,277,956

United States of America - 6.9%
A.O. Smith Corp.	45,400	2,431,170
Alphabet, Inc. Class C (a)	2,800	2,605,400
Amazon.com, Inc. (a)	2,700	2,667,006
Amphenol Corp. Class A	33,611	2,575,275
Apple, Inc.	18,200	2,706,886
Facebook, Inc. Class A (a)	17,600	2,978,800
MasterCard, Inc. Class A	21,900	2,798,820
MercadoLibre, Inc.	7,700	2,220,834
Mettler-Toledo International, Inc. (a)	1,380	790,850
Moody's Corp.	23,400	3,080,142
MSCI, Inc.	27,300	2,974,335
Philip Morris International, Inc.	24,200	2,824,382
S&P Global, Inc.	19,800	3,041,082
Sherwin-Williams Co.	8,800	2,967,976
Visa, Inc. Class A	27,500	2,737,900

TOTAL UNITED STATES OF AMERICA		39,400,858

TOTAL COMMON STOCKS
(Cost $420,153,927)		563,262,992

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 0.7%
India - 0.7%
PC Jeweller Ltd. 13.00% (c)	20,810,176	4,108,311
Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.3%
Itau Unibanco Holding SA	628,120	7,517,257
TOTAL PREFERRED STOCKS
(Cost $8,402,321)		11,625,568

Money Market Funds - 0.0%
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)
(Cost $184,760)	184,741	184,760
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $428,741,008)		575,073,320
NET OTHER ASSETS (LIABILITIES) - 0.0%		(239,776)
NET ASSETS - 100%		$574,833,544

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,108,311 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,353
Fidelity Securities Lending Cash Central Fund	15,007
Total	$49,360

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$84,234,970	$62,884,761	$21,350,209	$--
Consumer Staples	62,017,603	50,774,294	11,243,309	--
Energy	16,916,579	16,916,579	--	--
Financials	94,196,507	81,527,067	12,669,440	--
Health Care	22,171,188	22,171,188	--	--
Industrials	49,169,777	49,169,777	--	--
Information Technology	176,563,504	121,983,188	54,580,316	--
Materials	38,447,991	38,447,991	--	--
Real Estate	7,006,342	7,006,342	--	--
Telecommunication Services	12,256,132	7,547,783	4,708,349	--
Utilities	11,907,967	8,928,526	2,979,441	--
Money Market Funds	184,760	184,760	--	--
Total Investments in Securities:	$575,073,320	$467,542,256	$107,531,064	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$10,692,991
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $429,366,003. Net unrealized appreciation aggregated $145,707,317, of which $149,109,201 related to appreciated investment securities and $3,401,884 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

July 31, 2017

OS-QTLY-0917
1.804851.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
Australia - 2.1%
Adelaide Brighton Ltd.	474,280	$2,132
Amcor Ltd.	428,430	5,258
Aub Group Ltd.	236,260	2,438
Australia & New Zealand Banking Group Ltd.	45,321	1,074
Life Healthcare Group Ltd.	4,353	8
Pact Group Holdings Ltd.	439,416	2,014
realestate.com.au Ltd.	10,782	595

TOTAL AUSTRALIA		13,519

Austria - 0.4%
Andritz AG	38,900	2,384
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	137,550	1,973
Bailiwick of Jersey - 2.1%
IWG PLC	626,600	2,712
Sanne Group PLC	256,710	2,340
Wolseley PLC	67,595	4,036
WPP PLC	216,700	4,419

TOTAL BAILIWICK OF JERSEY		13,507

Belgium - 2.1%
Anheuser-Busch InBev SA NV	54,093	6,525
KBC Groep NV	80,910	6,705

TOTAL BELGIUM		13,230

Bermuda - 1.1%
Credicorp Ltd. (United States)	11,200	2,074
IHS Markit Ltd. (a)	93,601	4,366
SmarTone Telecommunications Holdings Ltd.	383,500	504

TOTAL BERMUDA		6,944

Canada - 0.5%
Constellation Software, Inc.	6,300	3,394
Cayman Islands - 0.0%
Value Partners Group Ltd.	102,000	95
Denmark - 0.9%
DSV de Sammensluttede Vognmaend A/S	47,100	3,041
NNIT A/S	63,213	2,022
Scandinavian Tobacco Group A/S	56,008	904

TOTAL DENMARK		5,967

Finland - 0.1%
Amer Group PLC (A Shares)	16,800	451
France - 8.2%
ALTEN	30,110	2,600
Amundi SA	65,841	5,090
AXA SA	126,472	3,735
Capgemini SA	45,600	4,966
Christian Dior SA	1,928	549
Compagnie de St. Gobain	79,800	4,430
Edenred SA	29,726	781
Elis SA	106,339	2,572
Maisons du Monde SA	118,400	4,389
Publicis Groupe SA	61,142	4,626
Sanofi SA	79,312	7,558
Sodexo SA	28,741	3,397
Total SA	159,233	8,098

TOTAL FRANCE		52,791

Germany - 7.8%
adidas AG	22,896	5,231
Axel Springer Verlag AG	66,600	4,237
Bayer AG	78,113	9,908
Bertrandt AG	4,100	391
CompuGroup Medical AG	29,800	1,777
Deutsche Post AG	173,927	6,753
Fresenius Medical Care AG & Co. KGaA	39,100	3,687
Fresenius SE & Co. KGaA	74,308	6,283
mutares AG	5,060	79
ProSiebenSat.1 Media AG	8,190	327
SAP AG	83,909	8,885
Wirecard AG (b)	37,200	2,849

TOTAL GERMANY		50,407

Hong Kong - 1.1%
AIA Group Ltd.	819,700	6,459
Dah Sing Banking Group Ltd.	168,400	361
Techtronic Industries Co. Ltd.	72,350	322

TOTAL HONG KONG		7,142

India - 0.4%
Axis Bank Ltd.	284,919	2,308
Indonesia - 0.6%
PT Astra International Tbk	724,000	433
PT Bank Rakyat Indonesia Tbk	3,127,400	3,468

TOTAL INDONESIA		3,901

Ireland - 3.3%
DCC PLC (United Kingdom)	31,500	2,770
Kerry Group PLC Class A	43,500	3,932
Kingspan Group PLC (Ireland)	98,404	3,276
Medtronic PLC	49,400	4,148
Paddy Power Betfair PLC (Ireland)	34,900	3,497
United Drug PLC (United Kingdom)	292,726	3,271

TOTAL IRELAND		20,894

Israel - 0.7%
Frutarom Industries Ltd.	62,900	4,454
Italy - 2.3%
Banca Generali SpA	120,200	4,269
Intesa Sanpaolo SpA	1,655,400	5,699
Prada SpA	700,800	2,485
Reply SpA	11,039	2,335

TOTAL ITALY		14,788

Japan - 17.8%
AEON Financial Service Co. Ltd.	149,900	3,265
Ai Holdings Corp.	129,100	3,560
Arc Land Sakamoto Co. Ltd.	95,000	1,302
Arcland Service Holdings Co. Ltd.	202,400	3,521
Astellas Pharma, Inc.	334,200	4,256
Bridgestone Corp.	103,800	4,385
Broadleaf Co. Ltd.	4,140	28
Daiichikosho Co. Ltd.	56,700	2,731
Daikin Industries Ltd.	28,700	3,046
Daito Trust Construction Co. Ltd.	18,420	3,114
Dentsu, Inc.	74,100	3,468
GMO Internet, Inc.	152,600	1,970
Hoya Corp.	115,200	6,506
Ichigo, Inc.	112,000	342
Iriso Electronics Co. Ltd.	20,800	1,792
Japan Tobacco, Inc.	10,900	379
Kaken Pharmaceutical Co. Ltd.	2,870	153
KDDI Corp.	178,900	4,740
Keyence Corp.	9,700	4,489
KH Neochem Co. Ltd.	21,600	442
KOMEDA Holdings Co. Ltd.	87,010	1,451
Miroku Jyoho Service Co., Ltd.	74,600	1,574
Misumi Group, Inc.	123,290	3,060
Morinaga & Co. Ltd.	46,900	2,689
Nabtesco Corp.	124,900	4,062
Nakanishi, Inc.	69,500	2,916
Nitori Holdings Co. Ltd.	30,200	4,262
NOF Corp.	149,000	2,027
OBIC Co. Ltd.	44,400	2,775
Olympus Corp.	159,900	5,816
ORIX Corp.	280,680	4,459
Otsuka Corp.	38,500	2,525
Outsourcing, Inc. (b)	43,800	2,189
Paramount Bed Holdings Co. Ltd.	11,400	520
Recruit Holdings Co. Ltd.	166,140	2,877
Renesas Electronics Corp. (a)	70,400	663
S Foods, Inc.	33,200	1,238
Ship Healthcare Holdings, Inc.	5,690	175
SMC Corp.	9,900	3,153
Software Service, Inc.	1,365	62
Sundrug Co. Ltd.	69,000	2,572
The Suruga Bank Ltd.	113,520	2,741
Tsuruha Holdings, Inc.	31,800	3,340
VT Holdings Co. Ltd.	158,800	812
Welcia Holdings Co. Ltd.	85,300	3,246

TOTAL JAPAN		114,693

Kenya - 0.3%
Safaricom Ltd.	7,853,300	1,850
Luxembourg - 0.1%
B&M European Value Retail S.A.	120,273	571
Malta - 0.0%
Kambi Group PLC (a)(b)	23,800	204
Netherlands - 4.5%
ASR Nederland NV	21,300	806
IMCD Group BV	105,800	5,929
ING Groep NV (Certificaten Van Aandelen)	294,209	5,497
Intertrust NV	117,324	2,015
Koninklijke Philips Electronics NV	162,527	6,211
Unilever NV (NY Reg.) (b)	150,587	8,760

TOTAL NETHERLANDS		29,218

New Zealand - 0.7%
EBOS Group Ltd.	176,681	2,400
Trade Maine Group Ltd.	511,563	2,101

TOTAL NEW ZEALAND		4,501

Norway - 1.0%
Schibsted ASA:
(A Shares)	99,100	2,530
(B Shares)	20,266	474
Statoil ASA	182,411	3,428

TOTAL NORWAY		6,432

Panama - 0.4%
Copa Holdings SA Class A	18,320	2,298
Portugal - 0.4%
NOS SGPS SA	428,103	2,727
Spain - 3.2%
Amadeus IT Holding SA Class A	106,896	6,588
CaixaBank SA	844,400	4,398
Grifols SA ADR	225,100	4,716
Masmovil Ibercom SA (a)	4,763	423
Neinor Homes SLU	25,200	584
Prosegur Cash SA	1,423,500	3,876

TOTAL SPAIN		20,585

Sweden - 4.2%
Addlife AB	39,000	804
Alfa Laval AB	137,900	3,081
Essity AB Class B (a)	160,700	4,659
HEXPOL AB (B Shares)	333,400	3,413
Indutrade AB	125,500	3,098
Nordea Bank AB	535,400	6,757
Svenska Cellulosa AB (SCA) (B Shares)	143,400	1,187
Swedbank AB (A Shares)	144,895	3,778

TOTAL SWEDEN		26,777

Switzerland - 5.0%
Credit Suisse Group AG	309,327	4,755
Julius Baer Group Ltd.	85,030	4,813
Nestle SA (Reg. S)	164,641	13,900
Sika AG	434	2,991
UBS Group AG	326,054	5,672

TOTAL SWITZERLAND		32,131

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	422,000	2,981
United Microelectronics Corp.	4,362,000	2,001

TOTAL TAIWAN		4,982

United Kingdom - 21.3%
Aggreko PLC	21,216	238
Aon PLC	23,100	3,192
Ascential PLC	713,557	3,380
Booker Group PLC	1,007,590	2,559
British American Tobacco PLC (United Kingdom)	125,817	7,827
BT Group PLC	156,714	649
Cineworld Group PLC	441,100	4,013
Close Brothers Group PLC	107,000	2,174
Coca-Cola European Partners PLC	68,100	2,944
Compass Group PLC	221,507	4,726
ConvaTec Group PLC	894,900	3,669
Cranswick PLC	45,900	1,757
Dechra Pharmaceuticals PLC	43,400	1,016
Dialog Semiconductor PLC (a)	9,300	406
Diploma PLC	195,500	2,786
Equiniti Group PLC	564,190	1,958
Essentra PLC	319,990	2,261
Halma PLC	237,290	3,441
Hastings Group Holdings PLC	601,278	2,435
Hikma Pharmaceuticals PLC (b)	88,223	1,644
Hilton Food Group PLC	63,746	568
Howden Joinery Group PLC	497,900	2,791
IMI PLC	184,500	2,928
Intertek Group PLC	70,400	3,995
James Fisher and Sons PLC	93,947	1,946
Jardine Lloyd Thompson Group PLC	172,600	2,703
John Wood Group PLC	404,300	3,257
LivaNova PLC (a)	23,442	1,429
Lloyds Banking Group PLC	720,280	623
London Stock Exchange Group PLC	64,730	3,201
Melrose Industries PLC	1,463,278	4,487
Micro Focus International PLC	131,774	3,882
Prudential PLC	289,230	7,057
Reckitt Benckiser Group PLC	77,530	7,538
Rio Tinto PLC	126,714	5,939
Rolls-Royce Holdings PLC	293,477	3,439
Rotork PLC	612,363	1,870
Schroders PLC	85,979	3,908
Sinclair Pharma PLC (a)	1,072,397	416
Spectris PLC	100,628	3,266
St. James's Place Capital PLC	317,300	5,095
Standard Life PLC	848,830	4,887
Ultra Electronics Holdings PLC	124,309	3,439
Victrex PLC	91,200	2,372
Volution Group PLC	867,900	2,179
Zpg PLC	103,900	497

TOTAL UNITED KINGDOM		136,787

United States of America - 3.7%
Alphabet, Inc. Class C (a)	5,514	5,131
Middleby Corp. (a)	22,500	2,940
Moody's Corp.	21,230	2,795
PPG Industries, Inc.	12,850	1,352
S&P Global, Inc.	38,214	5,869
Sherwin-Williams Co.	8,200	2,766
Total System Services, Inc.	43,200	2,741

TOTAL UNITED STATES OF AMERICA		23,594

TOTAL COMMON STOCKS
(Cost $534,191)		625,499

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA
(Cost $5,835)	44,600	6,322

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.11% (c)	8,739,859	8,742
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	8,892,779	8,894
TOTAL MONEY MARKET FUNDS
(Cost $17,636)		17,636
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $557,662)		649,457
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,901)
NET ASSETS - 100%		$642,556

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$37
Fidelity Securities Lending Cash Central Fund	188
Total	$225

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$78,200	$73,454	$4,746	$--
Consumer Staples	80,755	44,965	35,790	--
Energy	16,729	5,203	11,526	--
Financials	143,827	103,472	40,355	--
Health Care	75,160	59,659	15,501	--
Industrials	109,623	95,937	13,686	--
Information Technology	77,297	63,430	13,867	--
Materials	38,608	32,669	5,939	--
Real Estate	3,456	3,456	--	--
Telecommunication Services	8,166	2,777	5,389	--
Money Market Funds	17,636	17,636	--	--
Total Investments in Securities:	$649,457	$502,658	$146,799	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$16,883
Level 2 to Level 1	$15,950

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $557,985,000. Net unrealized appreciation aggregated $91,472,000, of which $104,874,000 related to appreciated investment securities and $13,402,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

July 31, 2017

AICAP-QTLY-0917
1.804862.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.8%
Amcor Ltd.	373,568	$4,584,427
CSL Ltd.	57,562	5,802,250
realestate.com.au Ltd.	77,519	4,280,289

TOTAL AUSTRALIA		14,666,966

Belgium - 0.9%
Anheuser-Busch InBev SA NV	60,900	7,346,522
Bermuda - 1.0%
Credicorp Ltd. (United States)	21,700	4,017,538
Hiscox Ltd.	242,800	4,158,147

TOTAL BERMUDA		8,175,685

Canada - 4.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	101,010	4,789,823
Canadian National Railway Co.	79,640	6,293,269
CCL Industries, Inc. Class B	86,550	4,149,263
Constellation Software, Inc.	7,680	4,137,375
Descartes Systems Group, Inc. (a)	168,500	4,227,536
Open Text Corp.	134,300	4,491,927
Waste Connection, Inc. (Canada)	64,430	4,187,498

TOTAL CANADA		32,276,691

Cayman Islands - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	69,260	10,731,837
NetEase, Inc. ADR	16,000	4,980,480
Tencent Holdings Ltd.	319,900	12,768,483

TOTAL CAYMAN ISLANDS		28,480,800

Denmark - 1.1%
Coloplast A/S Series B	51,800	4,450,073
DSV de Sammensluttede Vognmaend A/S	70,900	4,577,506

TOTAL DENMARK		9,027,579

France - 9.1%
ALTEN	47,700	4,119,287
Dassault Systemes SA	50,500	4,955,322
Eiffage SA	46,700	4,524,951
Essilor International SA	39,473	5,004,584
Hermes International SCA	8,720	4,418,131
Kering SA	15,600	5,457,081
L'Oreal SA	28,820	5,973,907
Legrand SA	67,300	4,652,713
LVMH Moet Hennessy - Louis Vuitton SA	27,768	6,975,005
Orpea	36,230	4,155,951
Rubis	69,100	4,397,599
Sartorius Stedim Biotech	62,000	4,419,883
SR Teleperformance SA	32,200	4,484,625
Thales SA	40,930	4,534,710
VINCI SA	67,400	6,035,423

TOTAL FRANCE		74,109,172

Germany - 8.9%
adidas AG	28,100	6,420,103
Deutsche Wohnen AG (Bearer)	116,900	4,633,863
Fraport AG Frankfurt Airport Services Worldwide	41,427	4,149,873
Fresenius Medical Care AG & Co. KGaA	50,700	4,781,034
Fresenius SE & Co. KGaA	62,700	5,301,839
HeidelbergCement Finance AG	46,100	4,574,324
Henkel AG & Co. KGaA	44,613	5,619,289
KION Group AG	49,800	4,323,041
MTU Aero Engines Holdings AG	18,100	2,655,849
Nemetschek Se	53,000	4,120,855
Rheinmetall AG	42,700	4,266,273
SAP AG	77,955	8,254,283
Symrise AG	64,200	4,501,478
United Internet AG	71,428	4,353,812
Wirecard AG (b)	55,800	4,273,165

TOTAL GERMANY		72,229,081

Hong Kong - 1.5%
AIA Group Ltd.	1,000,000	7,880,115
Techtronic Industries Co. Ltd.	905,000	4,026,316

TOTAL HONG KONG		11,906,431

India - 5.6%
Adani Ports & Special Economic Zone Ltd.	747,496	4,610,995
Asian Paints Ltd.	235,456	4,261,908
HDFC Bank Ltd.	153,942	4,406,906
Housing Development Finance Corp. Ltd.	215,580	6,010,073
IndusInd Bank Ltd.	173,913	4,459,603
ITC Ltd.	1,084,961	4,822,143
Kotak Mahindra Bank Ltd.	256,807	4,087,985
LIC Housing Finance Ltd.	363,367	3,909,111
Maruti Suzuki India Ltd.	38,867	4,693,381
Power Grid Corp. of India Ltd.	1,186,446	4,127,974

TOTAL INDIA		45,390,079

Indonesia - 1.7%
PT Bank Central Asia Tbk	3,218,300	4,516,828
PT Bank Rakyat Indonesia Tbk	3,917,500	4,344,121
PT Telkomunikasi Indonesia Tbk Series B	13,898,200	4,884,786

TOTAL INDONESIA		13,745,735

Ireland - 2.3%
CRH PLC	146,500	5,131,934
DCC PLC (United Kingdom)	50,100	4,405,694
Kerry Group PLC Class A	51,520	4,656,539
Kingspan Group PLC (Ireland)	128,660	4,282,893

TOTAL IRELAND		18,477,060

Israel - 1.6%
Check Point Software Technologies Ltd. (a)	43,500	4,601,430
Elbit Systems Ltd.	32,900	4,146,058
Frutarom Industries Ltd.	60,900	4,312,806

TOTAL ISRAEL		13,060,294

Italy - 2.6%
Amplifon SpA	291,700	4,192,118
Buzzi Unicem SpA	166,600	4,220,531
Davide Campari-Milano SpA	572,300	4,237,692
Industria Macchine Automatiche SpA (IMA)	45,200	4,481,275
Interpump Group SpA	142,000	4,325,203

TOTAL ITALY		21,456,819

Japan - 8.5%
Benefit One, Inc.	91,700	3,726,391
Cosmos Pharmaceutical Corp.	19,300	4,110,517
Daikin Industries Ltd.	46,600	4,945,530
Daito Trust Construction Co. Ltd.	27,400	4,632,736
Hoya Corp.	95,000	5,365,051
Kansai Paint Co. Ltd.	184,500	4,235,743
Kao Corp.	87,400	5,322,723
Keyence Corp.	12,114	5,606,207
Misumi Group, Inc.	179,700	4,459,696
Nippon Paint Holdings Co. Ltd.	111,600	4,307,297
Nitori Holdings Co. Ltd.	34,300	4,841,108
Recruit Holdings Co. Ltd.	279,100	4,832,889
Relo Holdings Corp.	209,400	4,203,385
Sundrug Co. Ltd.	110,100	4,104,594
Tsuruha Holdings, Inc.	39,100	4,107,016

TOTAL JAPAN		68,800,883

Kenya - 0.5%
Safaricom Ltd.	18,644,500	4,393,059
Luxembourg - 0.5%
Eurofins Scientific SA	7,320	4,076,212
Mexico - 1.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	377,122	4,318,500
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	194,075	4,145,318

TOTAL MEXICO		8,463,818

Netherlands - 2.2%
ASML Holding NV (Netherlands)	42,600	6,424,127
Heineken NV (Bearer)	50,200	5,239,657
RELX NV	275,120	5,778,732

TOTAL NETHERLANDS		17,442,516

New Zealand - 0.5%
Auckland International Airport Ltd.	838,031	4,380,355
Philippines - 1.6%
Ayala Land, Inc.	5,094,900	4,243,561
SM Investments Corp.	258,622	4,138,896
SM Prime Holdings, Inc.	6,322,700	4,375,961

TOTAL PHILIPPINES		12,758,418

Russia - 0.6%
Sberbank of Russia	1,886,400	5,196,146
South Africa - 2.1%
Capitec Bank Holdings Ltd.	70,400	4,592,941
FirstRand Ltd.	1,179,900	4,643,051
Naspers Ltd. Class N	36,610	8,092,806

TOTAL SOUTH AFRICA		17,328,798

Spain - 1.7%
Aena SA	23,030	4,505,197
Amadeus IT Holding SA Class A	83,560	5,149,688
Grifols SA	160,500	4,513,448

TOTAL SPAIN		14,168,333

Sweden - 2.3%
ASSA ABLOY AB (B Shares)	240,618	5,155,802
Essity AB Class B (a)	161,400	4,679,796
Hexagon AB (B Shares)	96,600	4,773,886
Indutrade AB	176,968	4,368,417

TOTAL SWEDEN		18,977,901

Switzerland - 5.1%
Geberit AG (Reg.)	9,590	4,613,753
Kaba Holding AG (B Shares) (Reg.)	4,750	4,234,449
Lonza Group AG	19,974	4,751,042
Nestle SA (Reg. S)	167,191	14,112,513
Partners Group Holding AG	6,780	4,403,371
Schindler Holding AG (participation certificate)	21,353	4,606,480
Sika AG	718	4,949,036

TOTAL SWITZERLAND		41,670,644

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	295,570	10,628,697
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	3,005,500	4,651,428
Turkey - 0.5%
Koc Holding A/S	857,000	3,988,708
United Kingdom - 12.9%
Beazley PLC	629,488	4,256,551
British American Tobacco PLC (United Kingdom)	158,800	9,878,271
Bunzl PLC	156,300	4,718,364
Compass Group PLC	254,050	5,420,080
Cranswick PLC	109,400	4,188,815
Diageo PLC	220,964	7,136,465
Halma PLC	289,000	4,190,560
Imperial Tobacco Group PLC	142,760	5,876,755
InterContinental Hotel Group PLC	77,202	4,370,826
Intertek Group PLC	78,600	4,460,345
London Stock Exchange Group PLC	95,800	4,737,417
Mondi PLC	169,400	4,458,952
Prudential PLC	279,477	6,819,378
Reckitt Benckiser Group PLC	69,130	6,721,326
Rentokil Initial PLC	1,144,000	4,386,298
Rightmove PLC	74,630	4,143,484
Sage Group PLC	479,100	4,260,519
St. James's Place Capital PLC	281,800	4,524,890
Unilever PLC	186,700	10,648,014

TOTAL UNITED KINGDOM		105,197,310

United States of America - 10.6%
A.O. Smith Corp.	75,584	4,047,523
Adobe Systems, Inc. (a)	28,960	4,242,350
Alphabet, Inc. Class C (a)	4,300	4,001,150
Amazon.com, Inc. (a)	3,560	3,516,497
American Tower Corp.	29,600	4,035,368
Amphenol Corp. Class A	54,762	4,195,864
Apple, Inc.	27,800	4,134,694
Equinix, Inc.	9,100	4,101,643
Facebook, Inc. Class A (a)	24,230	4,100,928
Fiserv, Inc. (a)	32,429	4,167,127
Henry Schein, Inc. (a)	22,110	4,028,663
Home Depot, Inc.	28,200	4,218,720
MasterCard, Inc. Class A	32,650	4,172,670
Moody's Corp.	31,740	4,177,936
MSCI, Inc.	38,290	4,171,696
PayPal Holdings, Inc. (a)	71,100	4,162,905
Philip Morris International, Inc.	37,210	4,342,779
Priceline Group, Inc. (a)	1,860	3,773,010
S&P Global, Inc.	28,864	4,433,222
Sherwin-Williams Co.	12,360	4,168,657
Visa, Inc. Class A	41,840	4,165,590

TOTAL UNITED STATES OF AMERICA		86,358,992

TOTAL COMMON STOCKS
(Cost $689,342,910)		798,831,132

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR	472,980	5,633,192
Germany - 0.0%
Jungheinrich AG	4,554	181,031
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,316,549)		5,814,223

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.11% (c)	13,693,515	13,696,253
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	2,950,351	2,950,646
TOTAL MONEY MARKET FUNDS
(Cost $16,647,184)		16,646,899
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $711,306,643)		821,292,254
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,634,983)
NET ASSETS - 100%		$814,657,271

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$65,973
Fidelity Securities Lending Cash Central Fund	78,433
Total	$144,406

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$70,503,353	$55,435,542	$15,067,811	$--
Consumer Staples	127,915,156	72,072,045	55,843,111	--
Financials	105,380,218	88,957,788	16,422,430	--
Health Care	60,842,148	51,611,041	9,231,107	--
Industrials	175,581,951	163,767,796	11,814,155	--
Information Technology	158,536,238	131,089,345	27,446,893	--
Materials	57,856,356	52,724,422	5,131,934	--
Real Estate	30,226,517	30,226,517	--	--
Telecommunication Services	9,277,845	4,393,059	4,884,786	--
Utilities	8,525,573	8,525,573	--	--
Money Market Funds	16,646,899	16,646,899	--	--
Total Investments in Securities:	$821,292,254	$675,450,027	$145,842,227	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$15,223,234
Level 2 to Level 1	$5,106,933

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $713,297,528. Net unrealized appreciation aggregated $107,994,726, of which $111,942,976 related to appreciated investment securities and $3,948,250 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

July 31, 2017

ADIF-QTLY-0917
1.804845.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
		Shares	Value (000s)
Australia - 1.5%
Amcor Ltd.		260,183	$3,193
Australia & New Zealand Banking Group Ltd.		501,991	11,899
Bapcor Ltd.		632,977	2,861
CSL Ltd.		48,904	4,930
Magellan Financial Group Ltd.		307,552	6,498
Ramsay Health Care Ltd.		62,519	3,530

TOTAL AUSTRALIA			32,911

Austria - 0.1%
Andritz AG		44,900	2,752
Bailiwick of Jersey - 2.2%
Shire PLC		344,962	19,284
Wolseley PLC		307,400	18,354
WPP PLC		529,124	10,791

TOTAL BAILIWICK OF JERSEY			48,429

Belgium - 2.0%
Anheuser-Busch InBev SA NV		185,731	22,405
KBC Groep NV		242,793	20,119

TOTAL BELGIUM			42,524

Bermuda - 0.8%
Credicorp Ltd. (United States)		40,805	7,555
IHS Markit Ltd. (a)		210,188	9,805

TOTAL BERMUDA			17,360

Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		358,300	16,990
AutoCanada, Inc. (b)		172,800	2,783
Canadian Energy Services & Technology Corp.		1,416,600	7,238
Cenovus Energy, Inc.		1,065,900	8,951
CGI Group, Inc. Class A (sub. vtg.) (a)		104,000	5,491
Constellation Software, Inc.		18,000	9,697
Fairfax India Holdings Corp. (a)		494,000	8,373
Imperial Oil Ltd.		253,200	7,266
PrairieSky Royalty Ltd.		80,569	2,001
Suncor Energy, Inc.		629,900	20,548

TOTAL CANADA			89,338

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)		119,000	18,439
JD.com, Inc. sponsored ADR (a)		157,000	7,092
Melco Crown Entertainment Ltd. sponsored ADR		28,500	576
Yihai International Holding Ltd.		1,688,000	1,085

TOTAL CAYMAN ISLANDS			27,192

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)		171,476	12,267
Qingdao Haier Co. Ltd.		785,806	1,640
Shanghai International Airport Co. Ltd. (A Shares)		231,772	1,290

TOTAL CHINA			15,197

Curacao - 0.6%
Schlumberger Ltd.		185,400	12,718
Denmark - 0.4%
A.P. Moller - Maersk A/S Series B		1,585	3,462
NNIT A/S		62,187	1,990
Novo Nordisk A/S Series B		71,940	3,060

TOTAL DENMARK			8,512

Finland - 0.3%
Sampo Oyj (A Shares)		127,200	6,961
France - 5.7%
Amundi SA		274,758	21,239
AXA SA		427,600	12,629
BNP Paribas SA		192,500	14,942
Compagnie de St. Gobain		107,700	5,978
Elis SA		48,800	1,181
Kering SA		6,000	2,099
LVMH Moet Hennessy - Louis Vuitton SA		45,031	11,311
Maisons du Monde SA		90,273	3,346
Rubis		42,600	2,711
Sanofi SA		243,866	23,238
Societe Generale Series A		197,400	11,574
VINCI SA		141,400	12,662

TOTAL FRANCE			122,910

Germany - 7.3%
adidas AG		69,263	15,825
Aumann AG		35,188	2,339
Axel Springer Verlag AG		88,800	5,649
Bayer AG		367,452	46,616
Deutsche Post AG		215,130	8,353
Fresenius Medical Care AG & Co. KGaA		22,100	2,084
Fresenius SE & Co. KGaA		253,400	21,427
Linde AG		37,300	7,115
Nexus AG		95,900	2,952
ProSiebenSat.1 Media AG		201,400	8,047
Rational AG		3,600	2,263
Rheinmetall AG		12,800	1,279
SAP AG		254,356	26,933
Symrise AG		105,700	7,411

TOTAL GERMANY			158,293

Hong Kong - 1.2%
AIA Group Ltd.		2,664,600	20,997
Techtronic Industries Co. Ltd.		867,000	3,857

TOTAL HONG KONG			24,854

India - 4.1%
Adani Ports & Special Economic Zone Ltd.		361,929	2,233
Axis Bank Ltd.		432,689	3,504
Exide Industries Ltd. (a)		1,136,771	3,852
Godrej Consumer Products Ltd.		72,306	1,169
HDFC Bank Ltd.		880,888	25,217
Housing Development Finance Corp. Ltd.		694,118	19,351
ICICI Bank Ltd.		1,005,717	4,730
ITC Ltd.		2,127,259	9,455
Kotak Mahindra Bank Ltd.		253,740	4,039
LIC Housing Finance Ltd.		316,125	3,401
Reliance Industries Ltd.		457,878	11,523

TOTAL INDIA			88,474

Indonesia - 0.8%
PT Bank Central Asia Tbk		4,819,700	6,764
PT Bank Rakyat Indonesia Tbk		9,609,800	10,656

TOTAL INDONESIA			17,420

Ireland - 3.6%
Allergan PLC		44,000	11,103
CRH PLC		205,400	7,195
DCC PLC (United Kingdom)		71,500	6,288
Kerry Group PLC Class A		86,700	7,836
Kingspan Group PLC (Ireland)		133,200	4,434
Medtronic PLC		74,900	6,289
Paddy Power Betfair PLC (Ireland)		32,900	3,296
Ryanair Holdings PLC sponsored ADR (a)		243,060	27,546
Weatherford International PLC (a)		929,200	4,144

TOTAL IRELAND			78,131

Isle of Man - 0.5%
Paysafe Group PLC (a)		1,308,333	10,185
Israel - 2.0%
Check Point Software Technologies Ltd. (a)		136,600	14,450
Elbit Systems Ltd. (Israel)		28,497	3,602
Frutarom Industries Ltd.		136,300	9,652
SodaStream International Ltd. (a)		43,200	2,433
Teva Pharmaceutical Industries Ltd. sponsored ADR		373,200	12,006

TOTAL ISRAEL			42,143

Italy - 0.8%
Buzzi Unicem SpA		30,600	775
Intesa Sanpaolo SpA		3,574,700	12,306
Prada SpA		942,700	3,343

TOTAL ITALY			16,424

Japan - 15.8%
Ain Holdings, Inc.		81,500	5,877
Astellas Pharma, Inc.		669,000	8,520
Bridgestone Corp.		263,300	11,122
Daikin Industries Ltd.		24,000	2,547
Daito Trust Construction Co. Ltd.		38,800	6,560
Dentsu, Inc.		138,300	6,473
Don Quijote Holdings Co. Ltd.		136,300	4,964
Hoya Corp.		632,400	35,714
Itochu Corp.		71,800	1,127
Japan Tobacco, Inc.		253,600	8,819
Kao Corp.		34,000	2,071
KDDI Corp.		641,000	16,985
Keyence Corp.		58,100	26,888
Minebea Mitsumi, Inc.		598,300	9,893
Misumi Group, Inc.		236,700	5,874
Morinaga & Co. Ltd.		107,800	6,180
Nabtesco Corp.		132,700	4,315
Nidec Corp.		30,000	3,309
Nippon Telegraph & Telephone Corp.		129,000	6,313
Nitori Holdings Co. Ltd.		110,800	15,638
Olympus Corp.		341,500	12,422
ORIX Corp.		2,057,800	32,693
Outsourcing, Inc.		53,300	2,664
PALTAC Corp.		49,400	1,792
Panasonic Corp.		348,300	4,797
Recruit Holdings Co. Ltd.		741,000	12,831
Renesas Electronics Corp. (a)		593,500	5,593
S Foods, Inc.		86,600	3,229
Seria Co. Ltd.		29,600	1,469
Seven & i Holdings Co. Ltd.		174,200	7,021
Shin-Etsu Chemical Co. Ltd.		23,100	2,118
Shinsei Bank Ltd.		2,497,000	4,122
SMC Corp.		14,400	4,586
SoftBank Corp.		166,000	13,379
Sohgo Security Services Co., Ltd.		37,000	1,569
Sony Corp.		247,900	10,185
Start Today Co. Ltd.		164,200	4,640
Sundrug Co. Ltd.		55,500	2,069
Tsuruha Holdings, Inc.		153,600	16,134
Welcia Holdings Co. Ltd.		242,900	9,243

TOTAL JAPAN			341,745

Luxembourg - 1.5%
B&M European Value Retail S.A.		3,845,096	18,264
Eurofins Scientific SA		24,000	13,365

TOTAL LUXEMBOURG			31,629

Netherlands - 6.0%
AerCap Holdings NV (a)		60,300	2,961
Altice NV:
Class A (a)		688,077	16,987
Class B (a)		110,166	2,726
ASML Holding NV		81,800	12,297
IMCD Group BV		135,500	7,593
ING Groep NV (Certificaten Van Aandelen)		788,000	14,723
Koninklijke Philips Electronics NV		349,600	13,360
LyondellBasell Industries NV Class A		85,700	7,721
RELX NV		697,138	14,643
Unilever NV (Certificaten Van Aandelen) (Bearer)		522,200	30,433
Wolters Kluwer NV		129,500	5,766

TOTAL NETHERLANDS			129,210

New Zealand - 0.2%
Ryman Healthcare Group Ltd.		543,193	3,598
Norway - 0.8%
Schibsted ASA (A Shares)		57,300	1,463
Statoil ASA		886,700	16,665

TOTAL NORWAY			18,128

Philippines - 0.1%
Alliance Global Group, Inc.		6,511,554	1,854
Singapore - 0.4%
Broadcom Ltd.		36,100	8,904
South Africa - 1.3%
Capitec Bank Holdings Ltd.		34,600	2,257
EOH Holdings Ltd.		260,600	2,131
Naspers Ltd. Class N		103,800	22,945

TOTAL SOUTH AFRICA			27,333

Spain - 2.9%
Amadeus IT Holding SA Class A		281,600	17,355
CaixaBank SA		2,760,000	14,376
Hispania Activos Inmobiliarios SA		64,450	1,163
Inditex SA		437,247	17,356
Neinor Homes SLU		239,700	5,550
Prosegur Cash SA		2,327,000	6,336

TOTAL SPAIN			62,136

Sweden - 2.8%
Alfa Laval AB		42,400	947
ASSA ABLOY AB (B Shares)		568,200	12,175
Coor Service Management Holding AB		445,200	3,198
Essity AB Class B (a)		492,100	14,268
HEXPOL AB (B Shares)		303,400	3,106
Nordea Bank AB		1,700,200	21,458
Svenska Cellulosa AB (SCA) (B Shares)		281,400	2,330
Svenska Handelsbanken AB (A Shares)		143,800	2,141
Telefonaktiebolaget LM Ericsson (B Shares)		144,000	932

TOTAL SWEDEN			60,555

Switzerland - 2.7%
Credit Suisse Group AG		972,777	14,953
Dufry AG (a)		1,430	228
Forbo Holding AG (Reg.)		260	394
Julius Baer Group Ltd.		88,190	4,992
Partners Group Holding AG		13,230	8,592
Sika AG		2,363	16,288
UBS Group AG		794,503	13,820

TOTAL SWITZERLAND			59,267

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		588,800	21,173
Tripod Technology Corp.		265,000	865

TOTAL TAIWAN			22,038

Thailand - 0.3%
Kasikornbank PCL (For. Reg.)		925,800	5,509
United Kingdom - 13.7%
Ascential PLC		614,831	2,912
Booker Group PLC		3,394,100	8,620
Bunzl PLC		221,800	6,696
Close Brothers Group PLC		38,700	786
Coca-Cola European Partners PLC		156,200	6,753
Compass Group PLC		555,192	11,845
Cranswick PLC		43,208	1,654
Dialog Semiconductor PLC (a)		75,400	3,294
Dignity PLC		117,200	3,939
Diploma PLC		462,900	6,596
Equiniti Group PLC		1,010,000	3,505
Essentra PLC		1,372,700	9,699
GlaxoSmithKline PLC		696,800	13,871
Halma PLC		231,300	3,354
Hastings Group Holdings PLC		733,981	2,972
HomeServe PLC		291,200	2,786
Ibstock PLC		734,200	2,470
IMI PLC		148,900	2,363
Imperial Tobacco Group PLC		188,175	7,746
Indivior PLC		753,500	3,818
Informa PLC		430,742	3,953
ITV PLC		643,550	1,469
John Wood Group PLC		643,100	5,180
Liberty Global PLC Class A (a)		68,000	2,302
LivaNova PLC (a)		21,000	1,280
Lloyds Banking Group PLC		14,984,100	12,954
London Stock Exchange Group PLC		245,100	12,120
Melrose Industries PLC		4,604,963	14,120
Micro Focus International PLC		424,000	12,492
Next PLC		44,000	2,293
Prudential PLC		1,353,033	33,015
Reckitt Benckiser Group PLC		232,813	22,636
Rentokil Initial PLC		171,500	658
Softcat PLC		404,534	2,135
Spectris PLC		189,800	6,160
St. James's Place Capital PLC		1,242,600	19,953
Standard Chartered PLC (United Kingdom) (a)		898,433	10,037
Standard Life PLC		1,373,660	7,909
Tesco PLC (a)		2,365,800	5,438
Vodafone Group PLC sponsored ADR		220,500	6,544
Volution Group PLC		2,669,300	6,700
Zpg PLC		39,500	189

TOTAL UNITED KINGDOM			295,216

United States of America - 6.6%
Activision Blizzard, Inc.		59,800	3,694
Alphabet, Inc. Class C (a)		18,949	17,632
Amgen, Inc.		70,400	12,286
Bio-Rad Laboratories, Inc. Class A (a)		9,900	2,333
British American Tobacco PLC sponsored ADR		387,300	24,214
Coty, Inc. Class A		822,700	16,849
MasterCard, Inc. Class A		116,800	14,927
Middleby Corp. (a)		8,300	1,085
Molson Coors Brewing Co. Class B		48,200	4,289
Oceaneering International, Inc.		126,400	3,242
Qualcomm, Inc.		126,700	6,739
Quintiles Transnational Holdings, Inc. (a)		59,100	5,352
S&P Global, Inc.		99,400	15,267
Visa, Inc. Class A		152,700	15,203

TOTAL UNITED STATES OF AMERICA			143,112

TOTAL COMMON STOCKS
(Cost $1,606,846)			2,072,962

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.1%
Itau Unibanco Holding SA		162,490	1,945
Germany - 1.0%
Henkel AG & Co. KGaA		114,400	16,217
Jungheinrich AG		42,500	1,689
Sartorius AG (non-vtg.)		39,400	3,729

TOTAL GERMANY			21,635

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,428)			23,580
		Principal Amount (000s)(c)	Value (000s)

Government Obligations - 0.1%
Japan - 0.1%
Japan Government 0.1% 4/15/19 (Cost $1,950)	JPY	212,800	1,937
		Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.11% (d)		63,040,474	63,053
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)		2,664,749	2,665
TOTAL MONEY MARKET FUNDS
(Cost $65,718)			65,718
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,691,942)			2,164,197
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(6,290)
NET ASSETS - 100%			$2,157,907

Currency Abbreviations

JPY – Japanese yen

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$317
Fidelity Securities Lending Cash Central Fund	811
Total	$1,128

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$264,507	$179,075	$85,432	$--
Consumer Staples	289,882	207,387	82,495	--
Energy	99,476	82,811	16,665	--
Financials	496,769	335,300	161,469	--
Health Care	274,797	204,740	70,057	--
Industrials	267,726	208,707	59,019	--
Information Technology	270,657	242,792	27,865	--
Materials	79,073	64,763	14,310	--
Real Estate	7,723	7,723	--	--
Telecommunication Services	43,221	6,544	36,677	--
Utilities	2,711	2,711	--	--
Government Obligations	1,937	--	1,937	--
Money Market Funds	65,718	65,718	--	--
Total Investments in Securities:	$2,164,197	$1,608,271	$555,926	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$118,500
Level 2 to Level 1	$82,232

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,709,258,000. Net unrealized appreciation aggregated $454,939,000, of which $528,792,000 related to appreciated investment securities and $73,853,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

July 31, 2017

AGED-QTLY-0917
1.938155.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
		Shares	Value
Austria - 0.3%
Andritz AG		800	$49,028
Bailiwick of Jersey - 0.9%
Wolseley PLC		3,063	182,885
Belgium - 1.7%
Anheuser-Busch InBev SA NV		1,600	193,012
KBC Groep NV		1,629	134,989

TOTAL BELGIUM			328,001

Bermuda - 0.3%
IHS Markit Ltd. (a)		1,261	58,826
Canada - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,816	86,113
Constellation Software, Inc.		328	176,700
Fairfax Financial Holdings Ltd. (sub. vtg.)		136	64,851
Hydro One Ltd.		5,600	100,434
Imperial Oil Ltd.		5,750	165,017
PrairieSky Royalty Ltd.		1,120	27,812
Suncor Energy, Inc.		10,719	349,663

TOTAL CANADA			970,590

Cayman Islands - 0.6%
SITC International Holdings Co. Ltd.		139,000	115,673
Chile - 0.5%
Vina San Pedro SA		8,495,654	95,051
China - 0.2%
Shanghai International Airport Co. Ltd. (A Shares)		8,773	48,844
France - 1.6%
Cegedim SA (a)		1,423	54,411
Compagnie de St. Gobain		1,261	69,996
Maisons du Monde SA		1,417	52,529
VINCI SA		1,438	128,768

TOTAL FRANCE			305,704

Germany - 1.9%
adidas AG		288	65,800
AURELIUS AG		819	48,263
Deutsche Post AG		1,260	48,924
SAP AG		1,893	200,441

TOTAL GERMANY			363,428

Hong Kong - 0.8%
Techtronic Industries Co. Ltd.		35,500	157,938
Ireland - 2.7%
Accenture PLC Class A		1,927	248,236
Allergan PLC		530	133,735
Medtronic PLC		1,715	144,009

TOTAL IRELAND			525,980

Isle of Man - 1.6%
Paysafe Group PLC (a)		26,405	205,549
Playtech Ltd.		8,267	104,766

TOTAL ISLE OF MAN			310,315

Israel - 0.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR		4,855	156,185
Italy - 0.5%
Prada SpA		26,000	92,206
Japan - 8.9%
A/S One Corp.		2,800	139,943
Aucnet, Inc.		2,300	29,521
Bridgestone Corp.		1,400	59,139
Broadleaf Co. Ltd.		5,600	37,691
Daiichikosho Co. Ltd.		5,500	264,910
Hoya Corp.		4,100	231,544
Inaba Denki Sangyo Co. Ltd.		2,100	82,766
Japan Meat Co. Ltd.		4,700	77,335
KDDI Corp.		5,300	140,434
Morinaga & Co. Ltd.		1,800	103,188
Nippon Telegraph & Telephone Corp.		3,300	161,496
Olympus Corp.		2,800	101,846
Recruit Holdings Co. Ltd.		3,300	57,143
Sacs Bar Holdings, Inc.		900	9,902
Sony Corp.		3,000	123,253
Tsuruha Holdings, Inc.		1,000	105,039

TOTAL JAPAN			1,725,150

Kenya - 0.5%
Safaricom Ltd.		449,900	106,006
Korea (South) - 0.3%
Coway Co. Ltd.		624	55,216
Luxembourg - 0.8%
B&M European Value Retail S.A.		31,385	149,074
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit		88,280	115,736
Netherlands - 3.8%
Koninklijke Philips Electronics NV		4,402	168,227
LyondellBasell Industries NV Class A		2,497	224,955
Unilever NV (Certificaten Van Aandelen) (Bearer)		5,825	339,467

TOTAL NETHERLANDS			732,649

Norway - 0.6%
Statoil ASA		6,300	118,403
South Africa - 0.9%
Capitec Bank Holdings Ltd.		2,000	130,481
EOH Holdings Ltd.		6,200	50,691

TOTAL SOUTH AFRICA			181,172

Spain - 0.9%
Amadeus IT Holding SA Class A		1,700	104,769
Prosegur Cash SA		28,400	77,326

TOTAL SPAIN			182,095

Sweden - 1.2%
Essity AB Class B (a)		3,780	109,601
Loomis AB (B Shares)		3,280	121,876

TOTAL SWEDEN			231,477

Switzerland - 3.0%
Banque Cantonale Vaudoise		140	101,277
Chubb Ltd.		1,084	158,763
Galenica Sante Ltd.		230	10,692
Nestle SA (Reg. S)		3,644	307,588

TOTAL SWITZERLAND			578,320

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.		38,000	268,449
United Kingdom - 10.9%
BAE Systems PLC		11,150	88,489
Booker Group PLC		67,615	171,732
British American Tobacco PLC (United Kingdom)		5,702	354,697
Cineworld Group PLC		3,783	34,415
GlaxoSmithKline PLC		15,515	308,857
Hilton Food Group PLC		13,481	120,150
Imperial Tobacco Group PLC		2,396	98,632
ITV PLC		29,864	68,166
Jiangsu Yanghe Brewery JSC Ltd. ELS (UBS Warrant Programme) warrants 10/23/17 (a)(b)		2,074	27,565
John Wood Group PLC		6,305	50,786
London Stock Exchange Group PLC		600	29,671
Mears Group PLC		6,100	39,759
Micro Focus International PLC		12,536	369,338
Moneysupermarket.com Group PLC		21,238	93,059
St. James's Place Capital PLC		7,771	124,780
Ultra Electronics Holdings PLC		1,009	27,917
Victrex PLC		3,884	101,005

TOTAL UNITED KINGDOM			2,109,018

United States of America - 42.7%
American Tower Corp.		2,209	301,153
AMETEK, Inc.		3,253	200,320
Amgen, Inc.		1,997	348,496
Apple, Inc.		3,695	549,558
AutoZone, Inc. (a)		202	109,044
Ball Corp.		1,967	82,417
Bank of America Corp.		13,463	324,728
Becton, Dickinson & Co.		631	127,083
Bristol-Myers Squibb Co.		1,538	87,512
Capital One Financial Corp.		1,412	121,686
Caterpillar, Inc.		605	68,940
Cedar Fair LP (depositary unit)		1,034	71,801
Charter Communications, Inc. Class A (a)		252	98,761
Chevron Corp.		3,648	398,325
Citigroup, Inc.		3,606	246,831
Comcast Corp. Class A		4,716	190,762
ConocoPhillips Co.		5,448	247,176
Danaher Corp.		1,513	123,294
Deluxe Corp.		429	30,974
Diamond Hill Investment Group, Inc.		530	104,675
Dr. Pepper Snapple Group, Inc.		1,181	107,660
E.I. du Pont de Nemours & Co.		2,093	172,066
Exxon Mobil Corp.		2,782	222,671
Fortive Corp.		1,059	68,560
Johnson & Johnson		2,421	321,315
JPMorgan Chase & Co.		3,942	361,876
L Brands, Inc.		2,219	102,939
Microsoft Corp.		5,464	397,233
Molson Coors Brewing Co. Class B		2,068	184,011
Monsanto Co.		807	94,274
MSCI, Inc.		1,387	151,114
PepsiCo, Inc.		1,589	185,293
Phillips 66 Co.		883	73,951
PPG Industries, Inc.		681	71,675
Procter & Gamble Co.		2,058	186,908
Qualcomm, Inc.		1,538	81,806
S&P Global, Inc.		1,095	168,181
Stock Yards Bancorp, Inc.		662	23,733
SunTrust Banks, Inc.		3,430	196,505
The Coca-Cola Co.		4,136	189,594
The J.M. Smucker Co.		631	76,919
Total System Services, Inc.		1,438	91,255
Tupperware Brands Corp.		378	22,948
U.S. Bancorp		4,434	234,027
Verizon Communications, Inc.		5,296	256,326
VF Corp.		1,463	90,984
Wells Fargo & Co.		5,992	323,208

TOTAL UNITED STATES OF AMERICA			8,290,568

TOTAL COMMON STOCKS
(Cost $15,467,416)			18,603,987

Nonconvertible Preferred Stocks - 0.7%
Spain - 0.7%
Grifols SA Class B
(Cost $108,854)		6,400	135,578
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.9% 3/31/40 (d)	CAD
(Cost $429)		CAD 500	470
		Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.11% (e)
(Cost $662,338)		662,206	662,338
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $16,239,037)			19,402,373
NET OTHER ASSETS (LIABILITIES) - 0.0%			8,878
NET ASSETS - 100%			$19,411,251

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,565 or 0.1% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,384
Total	$5,384

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,819,787	$1,696,534	$123,253	$--
Consumer Staples	3,102,682	1,907,918	1,194,764	--
Energy	1,653,804	1,535,401	118,403	--
Financials	3,154,530	3,126,965	27,565	--
Health Care	2,413,808	2,104,951	308,857	--
Industrials	1,657,915	1,178,035	479,880	--
Information Technology	3,009,062	2,540,172	468,890	--
Materials	746,392	746,392	--	--
Real Estate	301,153	301,153	--	--
Telecommunication Services	779,998	478,068	301,930	--
Utilities	100,434	100,434	--	--
Corporate Bonds	470	--	470	--
Money Market Funds	662,338	662,338	--	--
Total Investments in Securities:	$19,402,373	$16,378,361	$3,024,012	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$334,101
Level 2 to Level 1	$231,655

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $16,281,275. Net unrealized appreciation aggregated $3,121,098, of which $3,486,475 related to appreciated investment securities and $365,377 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

July 31, 2017

AGLO-QTLY-0917
1.804860.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
		Shares	Value
Australia - 0.4%
Beacon Lighting Group Ltd.		195,795	$213,025
Corporate Travel Management Ltd.		17,542	313,370
Imdex Ltd. (a)		123,163	71,927

TOTAL AUSTRALIA			598,322

Austria - 0.4%
CA Immobilien Anlagen AG		19,800	510,975
IMMOFINANZ Immobilien Anlagen AG		46,100	112,202

TOTAL AUSTRIA			623,177

Bailiwick of Jersey - 0.5%
Breedon Group PLC (a)		325,500	390,276
WNS Holdings Ltd. sponsored ADR (a)		11,600	400,780

TOTAL BAILIWICK OF JERSEY			791,056

Bermuda - 2.2%
Beijing Enterprises Water Group Ltd.		570,000	473,613
BW LPG Ltd.		6,900	31,091
Credicorp Ltd. (United States)		1,000	185,140
Essent Group Ltd. (a)		25,100	964,342
Genpact Ltd.		19,900	577,100
Great Eagle Holdings Ltd.		29,579	162,270
Tai Cheung Holdings Ltd.		483,000	526,237
Tai Fook Securities Group Ltd.		599,000	345,866

TOTAL BERMUDA			3,265,659

Brazil - 1.2%
Banco ABC Brasil SA rights 8/3/17		1,098	1,055
BR Properties SA		63,400	198,230
BTG Pactual Participations Ltd. unit		33,900	170,133
Construtora Tenda SA (a)		29,332	147,678
CVC Brasil Operadora e Agencia de Viagens SA		26,100	298,384
Direcional Engenharia SA		57,600	104,732
Fleury SA		19,000	182,972
Gafisa SA		30,292	115,112
M. Dias Branco SA		28,400	462,291
Natura Cosmeticos SA		3,700	29,722
Sul America SA unit		29,364	165,260

TOTAL BRAZIL			1,875,569

Canada - 2.1%
Air Canada (a)		6,700	106,566
Constellation Software, Inc.		700	377,104
Gluskin Sheff + Associates, Inc.		14,900	202,810
Lions Gate Entertainment Corp.:
Class A		3,750	110,250
Class B (a)		3,750	103,163
Pason Systems, Inc.		4,300	62,771
People Corp. (a)		132,000	691,366
PrairieSky Royalty Ltd.		15,000	372,488
Premium Brands Holdings Corp.		8,300	599,358
Suncor Energy, Inc.		15,700	512,147
Tahoe Resources, Inc.		17,100	93,541

TOTAL CANADA			3,231,564

Cayman Islands - 4.5%
Airtac International Group		22,000	297,440
Airtac International Group rights 8/9/17		983	3,530
Alibaba Group Holding Ltd. sponsored ADR (a)		6,600	1,022,670
China Biologic Products Holdings, Inc. (a)		1,800	179,100
Geely Automobile Holdings Ltd.		220,000	508,680
Greatview Aseptic Pack Co. Ltd.		190,000	109,464
JD.com, Inc. sponsored ADR (a)		4,500	203,265
Kingsoft Corp. Ltd.		124,000	327,034
Li Ning Co. Ltd. (a)		495,500	390,777
Minth Group Ltd.		108,000	497,772
NetEase, Inc. ADR		600	186,768
New Oriental Education & Technology Group, Inc. sponsored ADR		7,100	565,586
Nexteer Auto Group Ltd.		226,000	390,034
Sunny Optical Technology Group Co. Ltd.		34,000	404,824
Theravance Biopharma, Inc. (a)		9,900	318,087
Towngas China Co. Ltd.		604,640	426,533
Value Partners Group Ltd.		399,000	371,374
Xinyi Glass Holdings Ltd.		458,000	473,785
ZTO Express (Cayman), Inc. sponsored ADR (b)		12,200	182,756

TOTAL CAYMAN ISLANDS			6,859,479

China - 1.7%
Air China Ltd. (H Shares)		246,000	222,354
Bank of China Ltd. (H Shares)		557,000	274,549
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		248,000	163,517
China Construction Bank Corp. (H Shares)		485,000	403,608
Guangzhou Automobile Group Co. Ltd. (H Shares)		94,000	201,941
Huaneng Renewables Corp. Ltd. (H Shares)		422,000	128,586
Industrial & Commercial Bank of China Ltd. (H Shares)		586,000	410,383
Kweichow Moutai Co. Ltd. (A Shares)		2,281	163,184
Livzon Pharmaceutical Group, Inc.		61,620	339,230
Shanghai Pharma Holding Co. Ltd. (H Shares)		97,800	259,187

TOTAL CHINA			2,566,539

Colombia - 0.2%
Interconexion Electrica SA ESP		67,745	310,352
Egypt - 0.2%
Commercial International Bank SAE		78,300	361,015
France - 1.6%
bioMerieux SA		1,700	374,821
Danone SA		62	4,626
Ipsen SA		4,200	538,215
Maisons du Monde SA		6,600	244,667
Sanofi SA		7,761	739,538
SR Teleperformance SA		3,500	487,459

TOTAL FRANCE			2,389,326

Germany - 3.6%
BAUER AG		14,200	394,025
Bayer AG		11,200	1,420,655
Deutsche Borse AG		10,400	1,088,461
Infineon Technologies AG		19,100	414,781
KION Group AG		9,500	824,677
MLP AG		22,600	165,607
SAP AG		6,732	712,819
Wirecard AG (b)		6,200	474,796

TOTAL GERMANY			5,495,821

Greece - 0.3%
Motor Oil (HELLAS) Corinth Refineries SA		10,400	234,534
Mytilineos Holdings SA (a)		23,600	234,677

TOTAL GREECE			469,211

Hong Kong - 0.4%
CSPC Pharmaceutical Group Ltd.		202,000	314,995
Sino Land Ltd.		204,705	338,082

TOTAL HONG KONG			653,077

India - 2.6%
Bharat Heavy Electricals Ltd.		46,074	104,165
Can Finance Homes Ltd.		4,571	219,996
Dewan Housing Finance Corp. Ltd.		37,079	263,880
Gujarat Gas Ltd. (a)		22,748	268,932
HDFC Bank Ltd.		6,622	189,568
Indiabulls Housing Finance Ltd.		14,146	259,038
Indraprastha Gas Ltd.		7,194	132,166
JSW Steel Ltd.		52,955	182,554
L&T Finance Holdings Ltd.		161,072	439,196
Motherson Sumi Systems Ltd. (a)		52,469	265,697
Natco Pharma Ltd.		12,099	183,398
Petronet LNG Ltd.		156,344	496,827
Power Grid Corp. of India Ltd.		48,041	167,148
Reliance Industries Ltd.		22,247	559,884
UPL Ltd.		12,568	171,767

TOTAL INDIA			3,904,216

Indonesia - 0.3%
PT Bank Bukopin Tbk		1,488,000	66,449
PT Bank Negara Indonesia (Persero) Tbk		233,200	130,392
PT Bank Rakyat Indonesia Tbk		95,300	105,678
PT Bank Tabungan Negara Tbk		678,300	132,361
PT Sumber Alfaria Trijaya Tbk		1,785,200	91,109

TOTAL INDONESIA			525,989

Ireland - 2.5%
Adient PLC		401	26,253
Allergan PLC		6,100	1,539,213
C&C Group PLC		118,326	428,627
Jazz Pharmaceuticals PLC (a)		7,300	1,121,353
Medtronic PLC		7,400	621,378

TOTAL IRELAND			3,736,824

Israel - 0.7%
Ituran Location & Control Ltd.		3,500	106,750
Kornit Digital Ltd. (a)		100	2,070
SodaStream International Ltd. (a)		8,400	473,088
Teva Pharmaceutical Industries Ltd. sponsored ADR		15,000	482,550

TOTAL ISRAEL			1,064,458

Italy - 1.3%
Immobiliare Grande Distribuzione SpA		205,800	200,991
Mediaset SpA (a)		34,100	133,455
Moncler SpA		31,000	833,040
Recordati SpA		10,200	435,899
Technogym SpA		59,600	440,260

TOTAL ITALY			2,043,645

Japan - 5.3%
Astellas Pharma, Inc.		74,700	951,344
Aucnet, Inc.		3,000	38,505
Benefit One, Inc.		5,500	223,502
Broadleaf Co. Ltd.		36,200	243,643
Daisue Construction Co. Ltd.		20,200	190,557
en-japan, Inc.		16,100	462,211
FJ Next Co. Ltd.		41,000	330,246
Hirata Corp. (b)		3,900	441,843
Hokuriku Electrical Construction Co. Ltd.		30,300	260,825
JK Holdings Co. Ltd.		16,200	102,862
Koshidaka Holdings Co. Ltd.		15,200	412,797
Monex Group, Inc.		148,300	419,698
Morinaga & Co. Ltd.		1,800	103,188
Nintendo Co. Ltd.		1,200	407,538
NOF Corp.		58,000	789,151
Open House Co. Ltd.		3,200	105,946
Recruit Holdings Co. Ltd.		10,800	187,013
Sakai Heavy Industries Ltd.		36,000	111,352
SAMTY Co. Ltd.		16,700	245,247
Sanei Architecture Planning Co. Ltd.		700	12,489
Seikitokyu Kogyo Co. Ltd.		99,400	539,174
Start Today Co. Ltd.		13,700	387,097
Suzuki Motor Corp.		11,200	531,326
Tokyo Electron Ltd.		2,500	353,191
Zenkoku Hosho Co. Ltd.		5,400	232,174

TOTAL JAPAN			8,082,919

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)		11,800	110,920
Kenya - 0.2%
Safaricom Ltd.		1,529,100	360,290
Korea (South) - 2.6%
Advanced Process Systems Corp. (a)		3,057	120,240
HUGEL, Inc. (a)		820	425,693
Hyundai Fire & Marine Insurance Co. Ltd.		17,421	706,214
Koh Young Technology, Inc.		3,166	181,490
LG Innotek Co. Ltd.		2,681	359,083
NAVER Corp.		313	224,423
Samsung Electronics Co. Ltd.		714	1,536,464
SK Materials Co., Ltd.		847	139,612
WONIK IPS Co. Ltd. (a)		11,313	330,318

TOTAL KOREA (SOUTH)			4,023,537

Luxembourg - 0.6%
Samsonite International SA		113,100	474,218
Stabilus SA		4,600	382,708

TOTAL LUXEMBOURG			856,926

Malaysia - 0.1%
Press Metal Aluminium Holdings		141,000	93,857
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O		68,000	450,800
Netherlands - 2.3%
ASML Holding NV (Netherlands)		2,500	377,003
Heijmans NV (Certificaten Van Aandelen) (a)(b)		19,200	162,512
Koninklijke Philips Electronics NV		33,253	1,270,798
LyondellBasell Industries NV Class A		12,300	1,108,107
Nsi NV		4,533	177,191
X5 Retail Group NV GDR (Reg. S) (a)		9,800	379,064

TOTAL NETHERLANDS			3,474,675

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp.		48,842	402,383
Ryman Healthcare Group Ltd.		58,576	387,997
The a2 Milk Co. Ltd. (a)(b)		128,143	424,398

TOTAL NEW ZEALAND			1,214,778

Norway - 0.0%
Epic Gas Ltd. (a)		5,100	6,227
Panama - 0.8%
Copa Holdings SA Class A		9,100	1,141,686
Philippines - 0.1%
Semirara Mining & Power Corp.		37,500	126,051
Portugal - 0.6%
Banco Comercial Portugues SA (Reg.) (a)		3,145,400	898,859
Russia - 0.1%
Sberbank of Russia		81,110	223,420
Singapore - 0.6%
China Aviation Oil Singapore Corp. Ltd.		174,100	210,695
WAVE Life Sciences (a)		100	1,985
Wing Tai Holdings Ltd.		427,000	642,792

TOTAL SINGAPORE			855,472

South Africa - 0.5%
Naspers Ltd. Class N		3,100	685,269
Sweden - 0.6%
Alimak Group AB		22,000	381,481
Evolution Gaming Group AB		8,300	512,877

TOTAL SWEDEN			894,358

Switzerland - 1.8%
Chubb Ltd.		2,400	351,504
EDAG Engineering Group AG		10,100	160,215
Komax Holding AG (Reg.)		1,149	335,687
Roche Holding AG (participation certificate)		6,345	1,606,359
Temenos Group AG		2,980	288,153

TOTAL SWITZERLAND			2,741,918

Taiwan - 2.6%
Accton Technology Corp.		59,000	157,193
Advanced Ceramic X Corp.		33,000	401,926
ASMedia Technology, Inc.		9,000	117,957
Chroma ATE, Inc.		80,000	252,859
Elite Material Co. Ltd.		82,000	405,732
Largan Precision Co. Ltd.		3,000	547,088
Powertech Technology, Inc.		43,000	139,327
Taiwan Paiho Ltd.		96,000	400,338
Taiwan Semiconductor Manufacturing Co. Ltd.		158,000	1,116,185
Winbond Electronics Corp.		562,000	339,456

TOTAL TAIWAN			3,878,061

Thailand - 0.6%
Energy Absolute PCL		398,100	442,646
Kasikornbank PCL (For. Reg.)		13,100	77,947
MC Group PCL		11,400	5,927
Srisawad Power 1979 PCL		208,400	330,356

TOTAL THAILAND			856,876

Turkey - 1.0%
Bim Birlesik Magazalar A/S JSC		21,000	409,337
Selcuk Ecza Deposu Tic A/S		98,000	108,321
Soda Sanayii AS		103,200	167,145
Turkiye Halk Bankasi A/S		188,000	806,092
Turkiye Is Bankasi A/S Series C		41,000	88,190

TOTAL TURKEY			1,579,085

United Kingdom - 7.0%
Aggreko PLC		15,402	172,427
Alliance Pharma PLC		567,026	385,289
Booker Group PLC		140,300	356,340
ConvaTec Group PLC		201,900	827,664
ConvaTec Group PLC sponsored ADR (a)		1,900	32,110
CVS Group PLC		24,600	418,698
Direct Line Insurance Group PLC		86,100	425,547
Ensco PLC Class A		73,800	390,402
GW Pharmaceuticals PLC ADR (a)		800	89,424
Ibstock PLC		54,500	183,364
Lloyds Banking Group PLC		1,029,918	890,403
Metro Bank PLC (a)		2,200	105,135
Micro Focus International PLC		37,400	1,101,886
Moneysupermarket.com Group PLC		39,676	173,849
NMC Health PLC		18,200	543,416
Rentokil Initial PLC		112,337	430,720
Safestore Holdings PLC		93,358	520,298
Senior Engineering Group PLC		134,200	439,826
Smiths Group PLC		49,200	996,437
Spire Healthcare Group PLC		149,984	682,717
Tesco PLC (a)		418,800	962,568
U & I Group PLC		26,800	66,565
Volution Group PLC		144,900	363,722
Zpg PLC		27,500	131,673

TOTAL UNITED KINGDOM			10,690,480

United States of America - 43.8%
Abraxas Petroleum Corp. (a)		202,800	360,984
Achaogen, Inc. (a)		3,200	60,832
Adobe Systems, Inc. (a)		1,100	161,139
Aetna, Inc.		6,900	1,064,739
Affiliated Managers Group, Inc.		2,100	390,243
Air Lease Corp. Class A		900	35,622
Akamai Technologies, Inc. (a)		24,300	1,145,502
Alamo Group, Inc.		800	74,408
Albemarle Corp. U.S.		5,200	602,160
Alexion Pharmaceuticals, Inc. (a)		8,500	1,167,390
Allegiant Travel Co.		2,900	374,825
Alphabet, Inc.:
Class A (a)		1,800	1,701,900
Class C (a)		1,359	1,264,550
American International Group, Inc.		12,000	785,400
Amgen, Inc.		9,100	1,588,041
Anadarko Petroleum Corp.		4,100	187,247
Anthem, Inc.		2,800	521,388
Apache Corp.		7,500	371,100
Apple, Inc.		7,900	1,174,967
Applied Materials, Inc.		12,000	531,720
Arista Networks, Inc. (a)		1,100	164,219
Avexis, Inc. (a)		7,600	704,140
Avnet, Inc.		5,400	207,252
Baker Hughes, a GE Co. Class A		4,300	158,627
Bank of America Corp.		81,800	1,973,024
Bank of New York Mellon Corp.		9,500	503,785
Bankwell Financial Group, Inc.		2,900	95,149
Belden, Inc.		6,300	453,222
BioMarin Pharmaceutical, Inc. (a)		2,100	184,233
Bioverativ, Inc.		1,500	92,955
Bojangles', Inc. (a)		19,100	254,030
Calpine Corp. (a)		80,900	1,163,342
Capital One Financial Corp.		6,000	517,080
Catalent, Inc. (a)		16,400	569,080
CDW Corp.		5,600	355,208
Celanese Corp. Class A		6,900	663,573
CF Industries Holdings, Inc.		12,300	361,005
Cigna Corp.		6,300	1,093,428
CIT Group, Inc.		19,100	910,115
Citigroup, Inc.		27,000	1,848,150
Cognizant Technology Solutions Corp. Class A		5,400	374,328
Coherent, Inc. (a)		1,400	371,000
Colfax Corp. (a)		9,200	379,776
Cree, Inc. (a)		6,600	171,006
CSRA, Inc.		13,100	427,191
Cummins, Inc.		1,500	251,850
Del Taco Restaurants, Inc. (a)		24,200	316,778
DineEquity, Inc.		15,200	625,328
Discover Financial Services		2,100	127,974
Dril-Quip, Inc. (a)		13,000	579,800
Dun & Bradstreet Corp.		2,500	276,900
Eastman Chemical Co.		7,000	582,120
Electronic Arts, Inc. (a)		9,600	1,120,704
Facebook, Inc. Class A (a)		6,800	1,150,900
FedEx Corp.		5,400	1,123,362
First Republic Bank		6,900	692,277
FleetCor Technologies, Inc. (a)		4,000	608,240
G-III Apparel Group Ltd. (a)		8,200	213,446
Goldman Sachs Group, Inc.		2,900	653,457
Graphic Packaging Holding Co.		18,900	249,291
Great Southern Bancorp, Inc.		1,900	98,705
H.B. Fuller Co.		4,700	242,144
Halliburton Co.		8,800	373,472
HD Supply Holdings, Inc. (a)		6,300	204,687
Heartland Financial U.S.A., Inc.		1,900	89,490
Hill-Rom Holdings, Inc.		2,400	178,848
Hostess Brands, Inc. Class A (a)		33,500	511,880
Houghton Mifflin Harcourt Co. (a)		5,300	63,335
Humana, Inc.		1,700	393,040
Huntington Bancshares, Inc.		14,507	192,218
Intercept Pharmaceuticals, Inc. (a)		300	35,139
iRobot Corp. (a)		7,100	749,121
Ironwood Pharmaceuticals, Inc. Class A (a)		5,400	95,850
Jabil, Inc.		31,600	963,800
Johnson & Johnson		1,200	159,264
KBR, Inc.		77,000	1,148,840
Keysight Technologies, Inc. (a)		7,000	291,130
KLA-Tencor Corp.		1,700	157,471
Ladder Capital Corp. Class A		5,594	73,617
Lakeland Financial Corp.		6,650	305,900
Las Vegas Sands Corp.		2,800	172,508
Lennox International, Inc.		1,900	324,900
M&T Bank Corp.		2,100	342,615
Malibu Boats, Inc. Class A (a)		13,400	383,374
MasTec, Inc. (a)		5,700	263,340
Matrix Service Co. (a)		32,600	337,410
McKesson Corp.		5,200	841,724
MetLife, Inc.		6,800	374,000
Microchip Technology, Inc.		1,559	124,782
Micron Technology, Inc. (a)		11,900	334,628
MRC Global, Inc. (a)		7,000	114,380
Neurocrine Biosciences, Inc. (a)		2,600	124,878
NVIDIA Corp.		2,500	406,275
Oaktree Capital Group LLC Class A		1,500	72,600
Papa Murphy's Holdings, Inc. (a)(b)		84,800	361,248
PayPal Holdings, Inc. (a)		22,100	1,293,955
Pfizer, Inc.		9,600	318,336
Planet Fitness, Inc.		15,900	360,294
Planet Payment, Inc. (a)		64,064	207,567
Portola Pharmaceuticals, Inc. (a)		1,900	117,230
PRA Health Sciences, Inc. (a)		3,500	260,400
Praxair, Inc.		1,500	195,240
Priceline Group, Inc. (a)		400	811,400
Procter & Gamble Co.		1,800	163,476
PulteGroup, Inc.		22,700	554,334
PVH Corp.		1,800	214,722
Qualcomm, Inc.		25,400	1,351,026
Radian Group, Inc.		13,800	240,396
Radius Health, Inc. (a)		4,600	202,538
Regal Beloit Corp.		6,900	575,115
Regeneron Pharmaceuticals, Inc. (a)		1,200	589,944
REGENXBIO, Inc. (a)		14,500	261,000
Rexnord Corp. (a)		25,700	595,212
Semtech Corp. (a)		30,900	1,223,640
Southern First Bancshares, Inc. (a)		2,900	106,865
State National Companies, Inc.		6,700	139,896
Stifel Financial Corp. (a)		5,100	259,335
SunTrust Banks, Inc.		8,700	498,423
Tenneco, Inc.		3,000	165,900
Teradyne, Inc.		11,700	404,703
TESARO, Inc. (a)		400	51,064
The AES Corp.		101,200	1,131,416
The Chemours Co. LLC		21,200	1,009,332
The Mosaic Co.		47,400	1,144,236
The Simply Good Foods Co. (a)		14,600	173,010
TherapeuticsMD, Inc. (a)		9,800	55,370
TriMas Corp. (a)		15,400	374,990
Ultragenyx Pharmaceutical, Inc. (a)		2,500	165,800
Umpqua Holdings Corp.		5,400	100,116
UnitedHealth Group, Inc.		2,400	460,344
Virtusa Corp. (a)		7,500	248,625
Wabtec Corp. (b)		1,000	75,360
Wells Fargo & Co.		34,000	1,833,960
WESCO International, Inc. (a)		3,700	189,625
WestRock Co.		4,600	264,132
World Fuel Services Corp.		1,200	38,808
Wyndham Worldwide Corp.		2,500	260,925
Yum China Holdings, Inc.		11,900	425,901
Yum! Brands, Inc.		1,800	135,864
Zimmer Biomet Holdings, Inc.		2,700	327,564

TOTAL UNITED STATES OF AMERICA			66,615,504

TOTAL COMMON STOCKS
(Cost $128,077,497)			150,627,267

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.5%
Banco ABC Brasil SA		50,997	267,712
Banco do Estado Rio Grande do Sul SA		40,200	188,602
Itau Unibanco Holding SA		33,400	399,727

TOTAL BRAZIL			856,041

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)		7,039	288,562
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $947,475)			1,144,603
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.9% 3/31/40 (c)	CAD
(Cost $4,736)		CAD 5,600	5,266
		Shares	Value

Money Market Funds - 1.1%
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)
(Cost $1,628,578)		1,628,435	1,628,597
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $130,658,286)			153,405,733
NET OTHER ASSETS (LIABILITIES) - (0.9)%			(1,354,245)
NET ASSETS - 100%			$152,051,488

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,565
Fidelity Securities Lending Cash Central Fund	23,780
Total	$32,345

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$17,218,077	$16,532,808	$685,269	$--
Consumer Staples	5,089,168	5,084,542	4,626	--
Energy	5,853,211	5,853,211	--	--
Financials	27,287,261	25,982,815	1,304,446	--
Health Care	27,598,550	24,301,309	3,297,241	--
Industrials	18,512,381	17,238,053	1,274,328	--
Information Technology	32,741,258	29,712,932	3,028,326	--
Materials	9,102,560	9,102,560	--	--
Real Estate	3,807,026	3,807,026	--	--
Telecommunication Services	360,290	360,290	--	--
Utilities	4,202,088	4,069,922	132,166	--
Corporate Bonds	5,266	--	5,266	--
Money Market Funds	1,628,597	1,628,597	--	--
Total Investments in Securities:	$153,405,733	$143,674,065	$9,731,668	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $131,001,827. Net unrealized appreciation aggregated $22,403,906, of which $25,937,119 related to appreciated investment securities and $3,533,213 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017